N-2	Nov. 14, 2022
Cover [Abstract]
Entity Central Index Key	0000928340
Amendment Flag	false
Securities Act File Number	0-25248
Document Type	8-K
Entity Registrant Name	CONSOLIDATED WATER CO. LTD.
Entity Address, Address Line One	Regatta Office Park
Entity Address, Address Line Two	Windward Three, 4th Floor
Entity Address, Address Line Three	West Bay Road, P.O. Box 1114
Entity Address, City or Town	Grand Cayman
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	945-4277
Entity Emerging Growth Company	false